Other Liabilities, Provisions, Contingencies and Commitments - Schedule of Future Minimum Lease Payments (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Minimum payments	$ 132	$ 135
Present value of minimum lease payments	116	112
Minimum Payments [Member]
Disclosure of financial liabilities [line items]
Less amount representing finance charges	16	23
Present value of minimum lease payments	116	112
Less than 1 year [member]
Disclosure of financial liabilities [line items]
Minimum payments	41	32
Present value of minimum lease payments	34	(68)
1-5 years [Member]
Disclosure of financial liabilities [line items]
Minimum payments	91	103
Present value of minimum lease payments	$ 82	83
Later than 5 years [member]
Disclosure of financial liabilities [line items]
Present value of minimum lease payments		$ 97